UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2019

Date of reporting period:   November 30, 2018

 Item 1. Schedule of Investments.

Fiera Capital STRONG Nations Currency Fund
Schedule of Investments
November 30, 2018 (Unaudited)

	Principal Amount	Currency	Value
AUSTRALIA - 5.40%
Foreign Government Bonds - 5.40%
Australian Government Bond
1.750%, 11/21/2020	3,250,000	AUD	$2,364,183
TOTAL AUSTRALIA (Cost $2,470,319)			2,364,183
	Shares
GOLD - 7.07%
iShares Gold Trust (a)	131,638	USD	1,541,481
SPDR Gold Shares (a)	13,456	USD	1,554,706
TOTAL GOLD (Cost $2,792,418)			3,096,187
	Principal Amount
NEW ZEALAND - 7.52%
Foreign Government Bonds - 7.52%
New Zealand Government Bond
5.000%, 03/15/2019	4,750,000	NZD	3,295,627
TOTAL NEW ZEALAND (Cost $3,516,825)			3,295,627

UNITED STATES - 69.67%
	Shares
Short-Term Investments - 3.91%
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 2.100% (b)	1,711,061	USD	1,711,061

	Principal Amount
U.S. Government Notes/Bonds - 63.94%
United States Treasury Note/Bond
1.250%, 01/31/2020	3,250,000	USD	3,194,140
1.375%, 04/30/2020	10,000,000	USD	9,805,664
1.375%, 08/31/2020	9,500,000	USD	9,267,881
1.125%, 06/30/2021	6,000,000	USD	5,750,625
			28,018,310

U.S. Treasury Bill - 1.82%
United States Treasury Bill
2.327%, 01/17/2019 (c)	800,000	USD	797,729
TOTAL UNITED STATES (Cost $31,146,083)			30,527,100

Total Investments (Cost $39,925,645) - 89.66%			39,283,097
Other Assets in Excess of Liabilities - 10.34%			4,531,038
TOTAL NET ASSETS - 100.00%			$43,814,135

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Seven day yield as of November 30, 2018.
(c) Rate shown is the effective yield based on the purchase price. The calculation assumes the security is held to maturity.

Currency abbreviations:
AUD – Australian Dollar
NZD – New Zealand Dollar
USD- U.S. Dollar

Fiera Capital STRONG Nations Currency Fund
Schedule of Open Forward Foreign Currency Contracts
November 30, 2018 (Unaudited)

Purchase Contracts:
		Amount of	Amount of
	Forward	Currency to	Currency to	Unrealized
	Settlement	be Received in	be Delivered in	Appreciation
Counterparty	Date	Local Currency	Local Currency	(Depreciation)
Citigroup, Inc.	12/28/2018	CAD 2,375,000	USD 1,794,085	(5,010)
State Street Bank & Trust Co.	12/28/2018	CHF 3,100,000	USD 3,113,117	711
Standard Chartered Bank	12/3/2018	ILS 11,300,000	USD 3,088,498	(49,084)
Standard Chartered Bank	12/3/2018	ILS 11,300,000	USD 3,057,169	(11,377)
Standard Chartered Bank	12/28/2018	KRW 3,402,000,000	USD 3,018,634	19,416
J.P. Morgan Chase Bank, N.A.	12/28/2018	NOK 26,400,000	USD 3,077,557	(1,432)
State Street Bank & Trust Co.	12/28/2018	SEK 28,750,000	USD 3,169,602	(1,407)
Citigroup, Inc.	12/28/2018	SGD 4,150,000	USD 3,017,829	8,720
Standard Chartered Bank	12/28/2018	TWD 93,300,000	USD 3,034,640	1,750
				$ (37,713)

Sale Contracts:
		Amount of	Amount of
	Forward	Currency to	Currency to	Unrealized
	Settlement	be Received in	be Delivered in	Appreciation
Counterparty	Date	Local Currency	Local Currency	(Depreciation)
Citigroup, Inc.	12/28/2018	USD 1,084,566	AUD 1,500,000	$ (12,332)
Standard Chartered Bank	12/31/2018	USD 3,046,638	ILS 11,300,000	7,223
Standard Chartered Bank	12/28/2018	USD 848,518	NZD 1,250,000	(11,125)
				$ (16,234)
				$ (53,947)

Currency abbreviations:
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
ILS - Israeli New Shekel
KRW - South Korean Won
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - Taiwan Dollar
USD - U.S. Dollar

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of
America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ
Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service.
Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the
NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.
The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-thecounter markets as published by a pricing service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.
The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a pricing service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.
In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

The Fund may enter into foreign currency forward exchange contracts. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2018
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a and Level of Activity for the Asset or Liability Have Significantly Decreased and
Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value
Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below levels listed below, under Summary of Fair Value Exposure.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2018, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equities:
Gold Funds	$3,096,187	$-	$-	$3,096,187
Total Equities	$3,096,187	$-	$-	$3,096,187
Fixed Income (1):
Foreign Government Bonds	$-	$5,659,810	$-	5,659,810
U.S. Treasury Bills	-	797,729	-	797,729
U.S. Government Notes/Bonds	-	28,018,310	-	28,018,310
Total Fixed Income	$-	$34,475,849	$-	$34,475,849
Short-Term Investments	$1,711,061	$-	$-	$1,711,061
Total Investments in Securities	$4,807,248	$34,475,849	$-	$39,283,097
				$-
Other Financial Instruments (2)	$-	$(53,947)	$-	$(53,947)

During the period ended November 30, 2018, there were no transfers between levels for the Fund. The Fund did not hold any Level 3 securities during the period.

(1) See the Schedule of Investments for geographic classifications.
(2) Other financial instruments are forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation)
of the instrument. See Schedule of Open Forward Foreign Currency Contracts for a list of purchases and sales contracts.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2018 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Foreign Exchange Contracts - Forwards	Appreciation on forward foreign currency exchange contracts	$37,820	Depreciation on forward foreign currency exchange contracts	$91,767
Total		$37,820		$91,767

The effect of derivative instruments on income for the fiscal period ended November 30, 2018 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments			Forwards
Foreign Exchange Contracts			$(655,174)
Total			$(655,174)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments			Forwards
Foreign Exchange Contracts			$13,597
Total			$13,597

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date             1/17/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date             1/17/2019

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date             1/17/2019

* Print the name and title of each signing officer under his or her signature.